Biological Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Summary of Changes in the Carrying Value of Biological Assets	The changes in the carrying value of Biological assets for the periods ended December 31, 2020 and 2019, consisted of the following:

($ in thousands)
Biological assets at January 1, 2019	$17,673
Biological Assets Acquired (Note 13)	1,436
Transferred to inventory upon harvest	(96,849)
Changes in fair value of biological assets	109,531

Biological assets at December 31, 2019	$31,791

Biological assets acquired (Note 13)	2,002
Transferred to inventory upon harvest	(280,863)
Changes in fair value of biological assets	293,119

Biological assets at December 31, 2020	$46,049

Summary of Sensitivity of the Inputs in Relation to Biological Assets	The Company has quantified the sensitivity of the inputs in relation to biological assets as of December 31, 2020 and 2019 and expects the following effect on fair value as shown in the table below:

($ in thousands, except inputs)			Effect on fair value December 31,
Significant inputs & assumptions	Range of inputs (as of December 31, 2020)	Sensitivity	2020	2019
Selling price per gram, less cost to sell	$1.25 to $6.23	Increase 5%	$2,292	$6,360
		Decrease 5%	(2,292)	(6,360)
Attrition rate	7% to 15%	Increase 5%	(2,425)	(1,602)
		Decrease 5%	1,729	1,298
Average yield per plant	43 grams to 136 grams	Increase 5%	2,292	1,590
		Decrease 5%	(2,292)	(1,590)
Cumulative stage of completion	35% - 55% complete	Increase 5%	5,330	3,177
		Decrease 5%	(5,326)	(3,177)